ORGANIZATION (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jan. 31, 2022	Jul. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenues	$ 1,500	$ 1,500